Employee Benefits (Details 1) - 12 months ended Jun. 30, 2019	₪ / shares	ARS ($)
Cellcom [Member]
Disclosure of associates [line items]
Amount of outstanding options | $		$ 780,332
Average remaining useful life		1 year 1 month 6 days
NIS [Member] | Minimum [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	₪ 25.65
Average price of outstanding options	23.75
NIS [Member] | Maximum [Member] | Cellcom [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	29.97
Average price of outstanding options	27.75
DIC [Member]
Disclosure of associates [line items]
Amount of outstanding options | $		$ 4,620,818
Average remaining useful life		4 years
DIC [Member] | NIS [Member]
Disclosure of associates [line items]
Average price of outstanding options	9.20
DIC [Member] | NIS [Member] | Minimum [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	7.45
DIC [Member] | NIS [Member] | Maximum [Member]
Disclosure of associates [line items]
Exercise price range of outstanding options	₪ 12.5